Consolidated Statements of Changes in Equity - USD ($)	Total	Equity Reserves	Share Capital	Number of Shares	Deficit
Balance, shares at Dec. 31, 2022				44,758,269
Balance, amount at Dec. 31, 2022	$ 35,414,448	$ 3,303,503	$ 57,020,116		$ (24,909,171)
Statement [Line Items]
Shares issued in equity financing, shares				3,478,750
Shares issued in equity financing, amount	8,349,000	0	8,349,000		0
Share issue costs	(1,266,695)	0	(1,266,695)		0
Shares issued for royalty milestone payments, shares				1,339,877
Shares issued for royalty milestone payments, amount	2,821,454	0	2,821,454		0
Dividends declared	(2,112,665)	0	0		(2,112,665)
Settlement of RSUs, shares				408,206
Settlement of RSUs, amount	0	(965,590)	965,590		0
Share-based compensation	1,819,240	1,819,240	0		0
Net loss and comprehensive loss	(101,112)	0	0		(101,112)
Balance, amount at Dec. 31, 2023	44,923,670	4,157,153	67,889,465		(27,122,948)
Balance, shares at Dec. 31, 2023				49,985,102
Statement [Line Items]
Share issue costs	(24,003)	0	(24,003)		0
Dividends declared	(2,419,309)	0	0		(2,419,309)
Settlement of RSUs, shares				633,761
Settlement of RSUs, amount	0	(1,574,277)	1,574,277		0
Share-based compensation	2,139,900	2,139,900	0		0
Net loss and comprehensive loss	(1,649,082)	0	0		(1,649,082)
Shares issued - dividends reinvestment plan, shares				39,913
Shares issued - dividends reinvestment plan, amount	89,023	0	89,023		0
Balance, amount at Dec. 31, 2024	$ 43,060,199	$ 4,722,776	$ 69,528,762		$ (31,191,339)
Balance, shares at Dec. 31, 2024				50,658,776